Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before the provision for income taxes
	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Israel	$(120,835)	$(74,754)	$83,541
Foreign	(10,961)	(4,639)	(13,042)

Total	$(131,797)	$(79,393)	$70,499

Schedule of provision for income taxes
	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Current:
Israel	$-	$23	$818
Foreign	2,059	2,638	1,847

Total current income tax expense	$2,059	$2,661	$2,665

Deferred:
Israel	$-	$-	$(436)
Foreign	(51)	(6,506)	-

Total deferred income tax benefit	(51)	(6,506)	(436)

Total provision for income taxes	$2,008	$(3,845)	$2,229

Schedule of effective income tax rate reconciliation
	Year Ended December 31, 2025
	Amount	Percent
	(in thousands)
Israel Federal Statutory Tax Rate	$16,215	23%

Foreign Tax Effects
United States
Change in valuation allowance	5,272	7%
Other	73	0%
Other Foreign Jurisdictions	(805)	(1)%
Changes in valuation allowance	(19,893)	(28)%
Non-taxable or Non-deductible Items	715	1%
Other adjustments	652	1%

Effective Tax Rate	$2,229	3%
	Year Ended December 31,
	2023	2024
	(in thousands)
Theoretical income tax expense (benefit)	$(30,313)	$(18,260)
Change in valuation allowance	28,471	15,043
Return to provision true ups	884	143
Foreign tax rate differentials	352	753
Shared Based Compensations non-deductible (taxable)	2,402	(1,159)
Non-deductible expenses	512	298
Tax rate change impact	(139)	124
Foreign exchange impact	(430)	(511)
State Taxes	170	(299)
R&D credits	(208)	(1,427)
Other	307	1,450

Total	$2,008	$(3,845)

Schedule of deferred tax assets and liabilities
	December 31,
	2024	2025
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$93,943	$80,556
Research and development expenses	26,545	16,960
Leasing liabilities	5,615	5,325
Accruals and reserves	683	1,030
Share-based compensation	12,505	17,663
R&D tax credits	2,843	3,589
Bad debt	244	114
Capital losses	129	57
Other	-	320
Gross deferred tax assets	142,507	125,614
Valuation allowance	(122,725)	(107,318)
Total deferred tax assets	19,782	18,296

Deferred tax liabilities:
Deferred contract acquisition costs	818	1,000
Leasing assets	4,946	4,931
Property and equipment	194	512
Intangibles	13,824	11,753
Other	-	386
Gross deferred tax liabilities	19,782	18,582

Deferred taxes assets (liabilities), net	$-	$(286)

Schedule of income taxes paid
	Year Ended December 31, 2025
	Amount	Precent
	(in thousands)
Israel	$516	14%
Foreign
Netherlands	1,875	51%
France	499	14%
Australia	399	11%
Other Foreign	377	10%

Total	$3,666	100%